Note D - Investments In Real Estate Loans (Detail) - Investments in Real Estate Loans: (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2013	Mar. 31, 2013	Dec. 31, 2012	Jun. 30, 2012
Number of Loans	19	24	18
Balance (in Dollars)	$ 30,713,000 [1]	$ 58,024,000	$ 60,276,000	$ (322,000)	$ (3,244,000)	$ (5,759,000)	$ (8,569,000)
Weighted Average Interest Rate	9.50%	10.57%	10.71%
Portfolio Percentage	100.00%	100.00%	100.00%
Current Weighted Average Loan-To-Value, Net of Allowance for Loan Losses	62.00%	71.10%	74.10%
Residential Loans [Member]
Number of Loans		1
Balance (in Dollars)		385,000
Weighted Average Interest Rate		8.00%
Portfolio Percentage		0.66%
Current Weighted Average Loan-To-Value, Net of Allowance for Loan Losses		61.41%
Commercial Loans [Member]
Number of Loans		19	13
Balance (in Dollars)		40,050,000	41,111,000
Weighted Average Interest Rate		10.97%	11.13%
Portfolio Percentage		69.02%	68.20%
Current Weighted Average Loan-To-Value, Net of Allowance for Loan Losses		71.43%	65.19%
Construction Loans [Member]
Number of Loans		1	2
Balance (in Dollars)		6,656,000	8,231,000
Weighted Average Interest Rate		8.00%	8.54%
Portfolio Percentage		11.47%	13.66%
Current Weighted Average Loan-To-Value, Net of Allowance for Loan Losses		89.49%	86.69%
Land Loans[Member]
Number of Loans		3	3
Balance (in Dollars)		$ 10,933,000	$ 10,934,000
Weighted Average Interest Rate		10.75%	10.75%
Portfolio Percentage		18.85%	18.14%
Current Weighted Average Loan-To-Value, Net of Allowance for Loan Losses		64.15%	76.15%

[1]	Please see Balance Sheet Reconciliation below.